FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note 4—FAIR VALUE MEASUREMENTS

        The company's recurring fair value measurements at September 30, 2011 were as follows:

	Fair Value as of September 30, 2011	In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Gains during the Nine Months Ended September 30, 2011
Liabilities:
Warrants expiring April - June 2012	$1,400,000	$—	$—	$1,400,000	$1,800,000
Warrants expiring August 2013	700,000	—	—	700,000	300,000

	$2,100,000	$—	$—	$2,100,000	$2,100,000

        The unrealized gain for the nine months ended September 30, 2011 is included on the statement of operations as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for the nine months ended September 30, 2011 for all financial assets and liabilities categorized as Level 3 as of September 30, 2011.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2011	$4,200,000
Decrease in fair value of warrants	2,100,000

Warrant liability as of September 30, 2011	$2,100,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.

Note 5—FAIR VALUE MEASUREMENTS

        The company measures fair value in accordance with the applicable accounting standards in the FASB Codification. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

  •
  Level 1—unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access as of the measurement date.

  •
  Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability, or indirectly observable through corroboration with observable market data.

  •
  Level 3—unobservable inputs for the asset or liability are only used when there is little, if any, market activity for the asset or liability at the measurement date.

        This hierarchy requires the company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Recurring Fair Value Estimates

        The company's recurring fair value measurements at December 31, 2010 were as follows:

	Fair Value as of December 31, 2010	In Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Losses during the Year Ended December 31, 2010
Liabilities:
Warrants expiring April - June 2012	$3,200,000	$—	$—	$3,200,000	$—
Warrants expiring August 2013	1,000,000	—	—	1,000,000	(100,000)

	$4,200,000	$—	$—	$4,200,000	$(100,000)

        The unrealized gains for the year ended December 31, 2010 are included on the consolidated income statement as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for all financial assets and liabilities categorized as Level 3 as of December 31, 2010.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2010	$4,100,000
Increase in fair value of warrants	100,000

Warrant liability as of December 31, 2010	$4,200,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.